Stock-based compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Stock-based compensation.
Summary of stock based compensation

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Canceled stock options	$119,829	$272,124	$449,840	$1,110,874
Restricted stock units	927,324	—	927,325	—
Total	$1,047,153	$272,124	$1,377,165	$1,110,874

Summary of the restricted stock units

The following is a summary of the restricted stock units during the nine months ended September 30, 2022:

		Weighted Average
		Grant-Date
	Number of Shares	Fair Value
Unvested as of December 31, 2021	—	$—
Granted	1,885,500	$5.25
Forfeited	(291,500)	$5.25
Vested	(11,780)	$5.26
Unvested as of September 30, 2022	1,582,220	$5.25

The following is a summary of the restricted stock units during the years ended December 31, 2021 and 2020:

		Weighted Average
		Grant-Date
	Number of Shares	Fair Value
Unvested as of January 1, 2020	—	$—
Granted	1,377,999	$8.98
Unvested as of December 31, 2020	1,377,999	$8.98
Forfeited	(1,377,999)	$8.98
Unvested as of December 31, 2021	—	$—